Cover	12 Months Ended
Apr. 27, 2024
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	La-Z-Boy Incorporated
Entity Central Index Key	0000057131